Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000240309 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240309 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240309 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240309 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240309 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240309 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240309 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240309 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240309 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240309 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000240310 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000240310 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240310 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240310 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000240310 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000240310 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000240310 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000240310 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000240310 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000240310 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000030278 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000030278 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000030278 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030278 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000030278 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000030278 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000030278 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000030278 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000030278 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000030278 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000170849 | SectorBuilding Materials
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000170849 | SectorConsumer Cyclical Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000170849 | SectorPackaging
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170849 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000170849 | SectorMidstream
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170849 | SectorGaming
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000170849 | SectorAutomotive
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000170849 | SectorCable Satellite
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000170849 | SectorInsurance - P&C
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000170849 | SectorTechnology
Holdings [Line Items]
Percent of Net Asset Value	11.70%